Income taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax rate
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable / Panama	(12.00%)	(15.20%)	(10.20%)
Stations - Taxable / Non Panama	0.30%	0.60%	(0.70%)
Stations - Non Taxable / Non Panama	(2.00%)	(1.00%)	(1.10%)
Dividend tax	2.20%	4.50%	2.80%
Over provided in prior periods	(0.10%)	0.00%	0.00%
Provision for income taxes	13.40%	13.80%	15.90%
Net profit	$ 671,648	$ 608,114	$ 514,097
Total income tax expense	103,962	97,674	97,005
Profit before taxes	775,610	705,788	611,102
Income taxes at Panamanian statutory rates	193,903	176,447	152,776
Stations - Taxable / Panama	(93,413)	(107,360)	(62,113)
Stations - Taxable / Non Panama	2,672	4,163	(4,414)
Stations - Non Taxable / Non Panama	(15,326)	(6,808)	(6,483)
Dividend tax	16,786	31,495	17,257
Over provided in prior periods	(660)	(263)	(18)
Provision for income taxes	$ 103,962	$ 97,674	$ 97,005